SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies Line Items
Total revenues	$ 483,310	$ 431,542	$ 324,977
Airport security [Member]
Accounting Policies Line Items
Total revenues	362,799	309,335	224,037
Other aviation related services [Member]
Accounting Policies Line Items
Total revenues	74,526	66,463	53,954
Authentication technology [Member]
Accounting Policies Line Items
Total revenues	$ 45,985	$ 55,744	$ 46,986